Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Leases [Abstract]
Summary of Reconciliation of Lease Liabilities Related to Lease Commitments

Below is a reconciliation of lease liabilities related to lease commitments as of the date recognized due to the modified retrospective application of IFRS 16:

January 1, 2019
(in € millions)
Total lease commitments as of December 31, 2018	833
Impact of discounting remaining lease payments	(285)
Recognition exemption for short-term leases	(7)
Total lease liabilities included in the consolidated statement of financial position at January 1, 2019	541
Current	20
Non-current	521
Total	541

Summary of Roll-forward of Lease Right-of-use Assets

The Group’s right of use assets are comprised of leased office space. Below is the roll-forward of lease right-of-use assets:

Right of use assets
(in € millions)
Cost
At January 1, 2019	471
Increases	138
Acquired in business combinations	11
Decreases	(39)
Exchange differences	6
At December 31, 2019	587
Accumulated depreciation
At January 1, 2019	(75)
Depreciation charge	(42)
Decreases	21
Exchange differences	(2)
At December 31, 2019	(98)
Cost, net accumulated depreciation
At January 1, 2019	396
At December 31, 2019	489

Summary of Maturity Analysis of Lease Liabilities

Below is the maturity analysis of lease liabilities:

Lease liabilities	December 31, 2019
Maturity Analysis	(in € millions)
Less than one year	79
One to five years	317
More than five years	589
Total lease commitments	985
Impact of discounting remaining lease payments	(324)
Lease incentives receivable	(32)
Total lease liabilities	629
Lease liabilities included in the consolidated statement of financial position
Current	7
Non-current	622
Total	629
(1)

Excluded from the lease commitments above are short-term leases that are not recognized under IFRS 16 based on the Group’s election of the practical expedient. Additionally, the Group has entered into certain lease agreements with approximately €19 million of commitments, which have not commenced as of December 31, 2019, and as such, have not been recognized on the consolidated statement of financial position.